Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 17
Central Index Key	dei_EntityCentralIndexKey	0000929523
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 23, 2015
Document Effective Date	dei_DocumentEffectiveDate	Sep. 23, 2015
Prospectus Date	rr_ProspectusDate	Dec. 26, 2014